Financial instruments - fair values and risk management - Summary of Cash Flows for Financial Liabilities (Details) - Super Group (SGHC) Limited - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Carrying Amount	€ 307,070	€ 212,911
Non-derivative financial liabilities, Contractual Cash Flows	321,907	218,268
Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Carrying Amount	80,512	63,735
Non-derivative financial liabilities, Contractual Cash Flows	80,512	63,735
Accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Carrying Amount	79,150	63,465
Non-derivative financial liabilities, Contractual Cash Flows	79,150	63,465
Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Carrying Amount	3,214	1,874
Non-derivative financial liabilities, Contractual Cash Flows	3,214	1,874
Customer liabilities (at fair value through profit/loss)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Carrying Amount	67,592	50,246
Non-derivative financial liabilities, Contractual Cash Flows	67,592	50,246
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Carrying Amount	29,145	17,259
Non-derivative financial liabilities, Contractual Cash Flows	43,982	22,616
Deferred and contingent consideration
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Carrying Amount	2,714
Non-derivative financial liabilities, Contractual Cash Flows	2,714
Derivative financial instruments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Carrying Amount	44,656	15,129
Non-derivative financial liabilities, Contractual Cash Flows	44,656	15,129
Interest-bearing loans and borrowings - principal
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Carrying Amount	87	661
Non-derivative financial liabilities, Contractual Cash Flows	87	661
Interest-bearing loans and borrowings - interest
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Carrying Amount		542
Non-derivative financial liabilities, Contractual Cash Flows		542
less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	283,428	188,059
less than 1 year | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	80,512	63,735
less than 1 year | Accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	79,150	63,465
less than 1 year | Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	3,214	1,874
less than 1 year | Customer liabilities (at fair value through profit/loss)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	67,592	50,246
less than 1 year | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	7,881	7,536
less than 1 year | Deferred and contingent consideration
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	2,392
less than 1 year | Derivative financial instruments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	42,600	0
less than 1 year | Interest-bearing loans and borrowings - principal
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	87	661
less than 1 year | Interest-bearing loans and borrowings - interest
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows		542
1 - 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	8,927	22,504
1 - 2 years | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
1 - 2 years | Accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
1 - 2 years | Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
1 - 2 years | Customer liabilities (at fair value through profit/loss)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
1 - 2 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	6,549	7,375
1 - 2 years | Deferred and contingent consideration
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	322
1 - 2 years | Derivative financial instruments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	2,056	15,129
1 - 2 years | Interest-bearing loans and borrowings - principal
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
1 - 2 years | Interest-bearing loans and borrowings - interest
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows		0
3 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	11,370	7,586
3 - 5 years | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
3 - 5 years | Accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
3 - 5 years | Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
3 - 5 years | Customer liabilities (at fair value through profit/loss)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
3 - 5 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	11,370	7,586
3 - 5 years | Deferred and contingent consideration
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0
3 - 5 years | Derivative financial instruments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
3 - 5 years | Interest-bearing loans and borrowings - principal
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
3 - 5 years | Interest-bearing loans and borrowings - interest
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows		0
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	18,182	119
Over 5 years | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
Over 5 years | Accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
Over 5 years | Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
Over 5 years | Customer liabilities (at fair value through profit/loss)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
Over 5 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	18,182	119
Over 5 years | Deferred and contingent consideration
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0
Over 5 years | Derivative financial instruments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	0	0
Over 5 years | Interest-bearing loans and borrowings - principal
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows	€ 0	0
Over 5 years | Interest-bearing loans and borrowings - interest
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, Contractual Cash Flows		€ 0